Summary of significant accounting policies (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues from continuing operations	$ 60,547,274	$ 42,135,715
Cost of revenues	(58,377,822)	(39,148,005)
Gross profit from continuing operations	2,169,452	2,987,710
Income (loss) from operations	652,263	(614,695)
Other expenses	1,302,705	31,347
Income (loss) before income taxes	1,954,968	(583,348)
Operating expenses	1,517,189	3,602,405
Provision for income taxes	375,109	3,590
Net income (loss) from continuing operations	1,579,859	(586,939)
Other [Member]
Cost of revenues	(35,945,422)	(28,722,969)
Gross profit from continuing operations	2,098,857	2,572,086
Other expenses	1,519,485	52,050
Income (loss) before income taxes	3,158,727	2,160,681
Operating expenses	(459,615)	(463,455)
Provision for income taxes	373,292	3,590
Revenues from continuing operations	38,044,279	31,295,055
Income (loss) from operations	1,639,242	2,108,631
Net income (loss) from continuing operations	2,785,435	2,157,091
Nongyuan Network
Cost of revenues	(10,580,039)	(1,593,024)
Other expenses	(12,064)	42,526
Gross profit from continuing operations	8,014	42,156
Operating expenses	(32,297)	95,927
Income (loss) before income taxes	(36,347)	(11,245)
Provision for income taxes	0	0
Net income (loss) from continuing operations	(36,347)	(11,245)
Revenues from continuing operations	10,588,053	1,635,180
Income (loss) from operations	(24,283)	(53,771)
variable interest entity and subsidiaries.
Revenues from continuing operations	11,914,942	9,205,480
Other expenses	624,292	(61,369)
Cost of revenues from continuing operations	(11,852,361)	(8,832,012)
Gross profit from continuing operations	62,581	373,468
Operating expenses	(287,996)	513,142
Income (loss) from operations	(225,415)	(139,674)
Income (loss) before income taxes	398,877	(201,043)
Provision for income taxes	1,817	0
Net income (loss) from continuing operations	397,060	(201,043)
FAMI
Gross profit from continuing operations	0	0
Income (loss) from operations	(737,281)	(2,529,882)
Other expenses	(829,008)	(1,860)
Income (loss) before income taxes	(1,566,289)	(2,531,742)
Operating expenses	(737,281)	2,529,882
Revenues from continuing operations	0	0
Net income (loss) from continuing operations	$ (1,566,289)	$ (2,531,742)